12. DARPA CONTRACT AND RELATED REVENUE RECOGNITION (Details Narrative) (USD $)	6 Months Ended		12 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Contract revenue	$ 444,723	$ 808,739	$ 1,466,482	$ 1,230,004
Number Of Milestones Under Year One Contract	3		8
Number Of Milestones Achieved Under Year One Contract		4		6
Milestone 2.4.2.2 [Member]
Revenue Recognition, Milestone Method, Revenue Recognized					197,362
MileStone 2.4.2.4 [Member]
Revenue Recognition, Milestone Method, Revenue Recognized					5,000
Milestone M9 [Member]
Revenue Recognition, Milestone Method, Revenue Recognized					197,361
MileStone 2.3.2.2 [Member]
Revenue Recognition, Milestone Method, Revenue Recognized			195,581			195,581
MileStone 2.3.3.2 [Member]
Revenue Recognition, Milestone Method, Revenue Recognized			208,781			208,781
Milestone M5
Revenue Recognition, Milestone Method, Revenue Recognized			$ 208,781			$ 208,781